Commitments and contingencies (Details) $ in Millions	Dec. 31, 2025 USD ($)
Disclosure of contingent liabilities [line items]
Total	$ 87
2026
Disclosure of contingent liabilities [line items]
Total	6
2027
Disclosure of contingent liabilities [line items]
Total	5
2028
Disclosure of contingent liabilities [line items]
Total	7
2029
Disclosure of contingent liabilities [line items]
Total	0
2030
Disclosure of contingent liabilities [line items]
Total	1
Thereafter
Disclosure of contingent liabilities [line items]
Total	$ 68